UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-10325

MARKET VECTORS ETF TRUST
(Exact name of registrant as specified in its charter)

335 Madison Avenue - 19th Floor, New York, N.Y.	10017
(Address of principal executive offices)	(Zip Code)

John J. Crimmins
Treasurer & Chief Financial Officer
Market Vectors ETF Trust
335 Madison Avenue - 19th Floor
New York, N.Y. 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212)293-2000
Date of fiscal year end: December 31,
Date of reporting period: September 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

AFRICA INDEX ETF

SCHEDULE OF INVESTMENTS
September 30, 2012 (unaudited)

Number
of Shares		Value

COMMON STOCKS: 100.0%
Australia: 1.3%
119,648	Aquarius Platinum Ltd. (GBP) #	$80,973
210,778	Paladin Energy Ltd. * #	270,310
124,022	Perseus Mining Ltd. * #	373,920
178,419	Resolute Mining Ltd. * #	358,181

		1,083,384

Canada: 4.2%
129,595	First Quantum Minerals Ltd.	2,759,302
54,258	Nevsun Resources Ltd.	254,209
74,334	Semafo, Inc.	339,204

		3,352,715

Egypt: 19.1%
691,580	Commercial International Bank Egypt SAE #	3,969,230
371,161	Egyptian Financial Group-Hermes Holding SAE * #	724,365
787,230	Egyptian Kuwaiti Holding Co. (USD) #	1,050,599
92,996	El Sewedy Electric Co. #	407,892
104,037	Orascom Construction Industries #	4,886,350
3,037,211	Orascom Telecom Holding SAE * #	1,882,247
2,915,722	Orascom Telecom Media And Technology Holding SAE	263,033
1,266,472	Talaat Moustafa Group * #	1,141,324
395,352	Telecom Egypt	942,218

		15,267,258

Kenya: 0.9%
2,786,850	Equity Bank Ltd.	759,605

Morocco: 10.3%
76,897	Attijariwafa Bank #	2,892,523
51,424	Banque Centrale Populaire #	1,191,835
47,788	Banque Marocaine du Commerce Exterieur #	928,288
160,487	Douja Promotion Groupe Addoha S.A.	1,191,731
173,046	Maroc Telecom #	2,064,544

		8,268,921

Nigeria: 19.5%
37,785,108	First Bank of Nigeria Plc	3,568,260
33,749,087	Guaranty Trust Bank Plc #	4,108,157
4,028,123	Nigerian Breweries Plc	3,509,398
34,477,549	United Bank for Africa Plc *	986,639
33,082,506	Zenith Bank Ltd.	3,429,220

		15,601,674

South Africa: 25.6%
35,432	ABSA Group Ltd. #	596,296
42,932	AngloGold Ashanti Ltd. #	1,509,590
36,545	Aspen Pharmacare Holdings Ltd. #	634,344
30,132	Bidvest Group Ltd. #	751,910
290,782	FirstRand Ltd. #	983,101
81,793	Gold Fields Ltd. † #	1,042,633
60,913	Impala Platinum Holdings Ltd. #	1,026,310
175,417	MTN Group Ltd. #	3,415,936
46,203	Naspers Ltd. #	2,890,554
53,942	Remgro Ltd. #	951,271
209,555	Sanlam Ltd. #	955,152
57,125	Sasol Ltd. #	2,569,368
41,583	Shoprite Holdings Ltd. #	847,496
145,399	Standard Bank Group Ltd. #	1,863,162
35,035	Vodacom Group Ltd. #	433,628

		20,470,751

United Kingdom: 19.1%
76,573	Acergy S.A. (NOK) #	1,770,056
295,556	Afren Plc * #	671,552
67,590	African Minerals Ltd. * #	325,300
41,354	Lonmin Plc † #	373,387
1,249,931	Old Mutual Plc #	3,438,703
101,816	Petra Diamonds Ltd. *	192,363
25,000	Randgold Resources Ltd. (ADR)	3,075,000
246,773	Tullow Oil Plc #	5,474,445

		15,320,806

Total Common Stocks (Cost: $75,798,939)		80,125,114

MONEY MARKET FUND: 1.0% (Cost: $782,713)
782,713	Dreyfus Government Cash Management Fund	782,713

Total Investments Before Collateral for Securities Loaned: 101.0% (Cost: $76,581,652)		80,907,827

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 0.7% (Cost: $588,955)
588,955	Bank of New York Overnight Government Fund	588,955

Total Investments: 101.7% (Cost: $77,170,607)		81,496,782
Liabilities in excess of other assets: (1.7)%		(1,390,567)

NET ASSETS: 100.0%		$80,106,215

ADR	American Depositary Receipt
GBP	British Pound
NOK	Norwegian Krone
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $560,397.
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $58,854,932 which represents 73.5% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Basic Materials	18.0%	$14,550,050
Communications	14.7	11,892,160
Consumer, Non-cyclical	6.2	4,991,238
Diversified	3.4	2,753,780
Energy	9.8	7,916,053
Financial	40.4	32,727,591
Industrial	6.5	5,294,242
Money Market Fund	1.0	782,713

	100.0%	$80,907,827

The summary of inputs used to value the Fund’s investments as of September 30, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks
Australia	$—	$1,083,384	$—	$1,083,384
Canada	3,352,715	—	—	3,352,715
Egypt	1,205,251	14,062,007	—	15,267,258
Kenya	759,605	—	—	759,605
Morocco	1,191,731	7,077,190	—	8,268,921
Nigeria	11,493,517	4,108,157	—	15,601,674
South Africa	—	20,470,751	—	20,470,751
United Kingdom	3,267,363	12,053,443	—	15,320,806
Money Market Funds	1,371,668	—	—	1,371,668

Total	$22,641,850	$58,854,932	$—	$81,496,782

During the period January 1, 2012 through September 30, 2012, transfers of securities from Level 1 to Level 2 were $5,703,058 and transfers from Level 2 to Level 1 were $14,579,432. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

BRAZIL SMALL-CAP ETF

SCHEDULE OF INVESTMENTS
September 30, 2012 (unaudited)

Number
of Shares		Value

COMMON STOCKS: 79.2%
Basic Materials: 3.7%
1,167,658	Colossus Minerals, Inc. (CAD) *	$6,663,169
947,648	Jaguar Mining, Inc. (USD) * †	1,137,178
8,334,782	Mirabela Nickel Ltd. (AUD) * #	3,690,028
2,574,834	MMX Mineracao e Metalicos S.A. *	6,312,455
1,426,050	Paranapanema S.A. *	1,807,842

		19,610,672

Communications: 3.4%
735,200	B2W Cia Global Do Varejo *	3,862,316
1,848,173	NII Holdings, Inc. (USD) * †	14,508,158

		18,370,474

Consumer, Cyclical: 14.4%
365,300	Arezzo Industria e Comercio S.A.	6,587,924
331,700	Autometal S.A.	3,108,793
2,353,503	Brookfield Incorporacoes S.A.	4,585,688
756,805	Brookfield Incorporacoes S.A. Rights (BRL 3.60, expiring 10/18/12) *	321,052
2,512,250	Even Construtora e Incorporadora S.A.	9,678,467
1,427,169	Gol Linhas Aereas Inteligentes S.A. (ADR) * †	8,191,950
861,250	Grendene S.A.	5,841,503
443,100	International Meal Co. Holdings S.A.	4,152,867
662,900	Iochpe Maxion S.A.	8,698,059
470,000	Magazine Luiza S.A.	2,837,736
441,000	Mahle-Metal Leve SA Industria e Comercio	5,460,155
528,550	Marisa Lojas S.A.	6,518,066
271,600	Positivo Informatica S.A. *	681,931
1,200,200	Restoque Comercio e Confeccoes de Roupas S.A.	5,417,107
1,022,550	Tecnisa S.A.	4,766,604

		76,847,902

Consumer, Non-cyclical: 24.8%
224,900	Abril Educacao S.A.	3,783,002
587,600	American Banknote S.A.	10,999,837
1,590,000	Brazil Pharma S.A.	9,529,412
2,143,200	Diagnosticos da America S.A.	12,897,788
717,730	Estacio Participacoes S.A.	12,037,400
841,500	Fleury S.A.	10,066,038
109,152	Kroton Educacional S.A. * #	126,277
1,007,458	Kroton Educacional S.A. *	17,244,441
1,227,850	Marfrig Alimentos S.A. *	7,146,938
955,300	Mills Estruturas e Servicos de Engenharia S.A.	13,807,024
995,500	Qualicorp S.A. *	9,722,974
1,065,100	Santos Brasil Participacoes S.A.	15,236,355
543,850	SLC Agricola S.A.	5,834,869
370,900	Technos S.A.	3,984,808

		132,417,163

Energy: 2.5%
2,227,450	HRT Participacoes em Petroleo S.A. *	4,889,457
1,126,650	QGEP Participacoes S.A.	6,724,610
10,365,950	Vanguarda Agro S.A. *	1,891,923

		13,505,990

Financial: 18.5%
784,000	Aliansce Shopping Centers S.A.	8,500,343
1,502,200	Brasil Brokers Participacoes S.A.	5,290,767
648,900	Brasil Insurance Participacoes e Administracao S.A.	6,097,691
588,300	EZ Tec Empreendimentos e Participacoes S.A.	7,307,137
2,355,494	Gafisa S.A. (ADR) * †	10,293,509
720,490	GP Investments Ltd. (BDR) *	1,542,447
208,850	Iguatemi Empresa de Shopping Centers S.A.	5,337,535
985,750	JHSF Participacoes S.A.	3,695,499
261,561	LPS Brasil Consultoria de Imoveis S.A.	4,708,034
2,678,050	Odontoprev S.A.	14,993,645
11,817,000	PDG Realty S.A. Empreendimentos e Participacoes	22,267,081
1,815,500	Rossi Residencial S.A.	4,504,607
288,900	Sonae Sierra Brasil S.A.	4,603,019

		99,141,314

Industrial: 3.5%
2,225,300	LLX Logistica S.A. *	3,161,359
2,006,915	Magnesita Refratarios S.A.	7,424,769
707,100	OSX Brazil S.A. *	4,335,555
219,300	Tegma Gestao Logistica S.A.	3,620,654

		18,542,337

Technology: 4.5%
1,165,900	Totvs S.A.	24,218,054

Utilities: 3.9%
685,550	Cia de Saneamento de Minas Gerais-COPA S.A.	15,589,520
577,653	Equatorial Energia S.A.	5,100,500

		20,690,020

Total Common Stocks (Cost: $425,534,896)		423,343,926

PREFERRED STOCKS: 20.7%
Basic Materials: 2.1%
499,150	Cia de Ferro Ligas da Bahia	2,609,935
3,282,100	Suzano Papel e Celulose S.A.	8,629,223

		11,239,158

Communications: 0.5%
193,500	Saraiva S.A. Livreiros Editores	2,195,339
149,160	Telecomunicacoes Brasileiras S.A. *	389,225

		2,584,564

Consumer, Cyclical: 4.7%
953,315	Alpargatas S.A.	6,701,067
1,844,700	Marcopolo S.A.	10,782,930
1,279,700	Randon Implementos e Participacoes S.A.	7,429,803

		24,913,800

Consumer, Non-cyclical: 4.4%
1,185,000	Anhanguera Educacional Participacoes S.A.	19,698,853
379,150	Contax Participacoes S.A.	3,572,211
19,162	Kroton Educacional S.A. * #	38,322

		23,309,386

Financial: 5.1%
570,776	Banco ABC Brasil S.A.	3,406,777
700,850	Banco Industrial e Comercial S.A.	2,458,031
1,473,063	Banco Panamericano S.A.	3,691,286
2,426,063	Sul America S.A.	17,950,892

		27,506,986

Utilities: 3.9%
263,950	Centrais Eletricas de Santa Catarina S.A.	4,478,915
65,300	Cia de Gas de Sao Paulo	1,467,539
258,950	Cia Energetica do Ceara	4,662,314
1,061,700	Eletropaulo Metropolitana Eletricidade de Sao Paulo S.A.	10,317,175

		20,925,943

Total Preferred Stocks (Cost: $102,155,112)		110,479,837

MONEY MARKET FUND: 0.0% (Cost: $1,064)
1,064	Dreyfus Government Cash Management Fund	1,064

Total Investments Before Collateral for Securities Loaned: 99.9% (Cost: $527,691,072)		533,824,827

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 3.3% (Cost: $17,752,103)
17,752,103	Bank of New York Overnight Government Fund	17,752,103

Total Investments: 103.2% (Cost: $545,443,175)		551,576,930
Liabilities in excess of other assets: (3.2)%		(17,215,222)

NET ASSETS: 100.0%		$534,361,708

ADR	American Depositary Receipt
AUD	Australian Dollar
BDR	Brazilian Depositary Receipt
BRL	Brazilian Real
CAD	Canadian Dollar
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $17,216,196.
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $3,854,627 which represents 0.7% of net assets.

The summary of inputs used to value the Fund’s investments as of September 30, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks
Basic Materials	$15,920,644	$3,690,028	$—	$19,610,672
Communications	18,370,474	—	—	18,370,474
Consumer, Cyclical	76,847,902	—	—	76,847,902
Consumer, Non-cyclical	132,290,886	126,277	—	132,417,163
Energy	13,505,990	—	—	13,505,990
Financial	99,141,314	—	—	99,141,314
Industrial	18,542,337	—	—	18,542,337
Technology	24,218,054	—	—	24,218,054
Utilities	20,690,020	—	—	20,690,020
Preferred Stocks
Basic Materials	11,239,158	—	—	11,239,158
Communications	2,584,564	—	—	2,584,564
Consumer, Cyclical	24,913,800	—	—	24,913,800
Consumer, Non-cyclical	23,271,064	38,322	—	23,309,386
Financial	27,506,986	—	—	27,506,986
Utilities	20,925,943	—	—	20,925,943
Money Market Funds	17,753,167	—	—	17,753,167

Total	$547,722,303	$3,854,627	$—	$551,576,930

See Notes to Schedules of Investments

CHINA ETF

SCHEDULE OF INVESTMENTS
September 30, 2012 (unaudited)

Number of Shares		Value

MONEY MARKET FUNDS: 66.0% (a)
1,571,611	Blackrock Federal Fund	$1,571,611
1,571,611	Dreyfus Government Cash Management Fund	1,571,611
1,571,611	Federated Government Obligation Fund	1,571,611
1,571,611	Fidelity Institutional Money Market Government Fund Class 1	1,571,611
1,571,611	Western Asset Institutional Government Money Market Fund	1,571,611

Total Money Market Funds (Cost: $7,858,055)		7,858,055
Other assets less liabilities: 34.0%		4,056,168

NET ASSETS: 100.0%		$11,914,223

Total Return Swap Contracts – As of September 30, 2012, the Fund had outstanding swap contracts with the following terms:

Long Exposure

Counterparty	Referenced Obligation	Notional Amount	Rate	Rate paid by the Fund	Termination Date	% of Net Assets	Unrealized Depreciation

Credit Suisse Securities (Europe) Limited	CSI 300 Total Return Index	$12,508,911	3-Month Libor Plus 0.75%	1.21%	10/18/12	(5.3)%	$(628,973)

Summary of Investments by Sector (unaudited)	% of Investments	Value

Money Market Funds	100.0%	$7,858,055

The summary of inputs used to value the Fund’s investments as of September 30, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Money Market Funds	$7,858,055	$—	$—	$7,858,055

Other Financial Instruments, net*	$—	$(628,973)	$—	$(628,973)

*	Other financial instruments, net include total return swap contracts.
(a)	All or a portion of these securities are segregated for swap collateral.

See Notes to Schedules of Investments

COLOMBIA ETF

SCHEDULE OF INVESTMENTS
September 30, 2012 (unaudited)

Number of Shares		Value

COMMON STOCKS: 81.8%
Basic Materials: 2.7%
7,034	Continental Gold Ltd. (CAD) *	$63,035
25,633	Gran Colombia Gold Corp. (CAD) *	9,517

		72,552

Consumer, Cyclical: 4.4%
7,289	Almacenes Exito S.A.	119,474

Consumer, Non-cyclical: 4.4%
10,268	Grupo Nutresa S.A.	119,922

Energy: 25.0%
3,106	C&C Energia Ltd. (CAD) *	20,189
50,197	Canacol Energy Ltd. (CAD) *	24,509
3,752	Ecopetrol S.A. (ADR) †	221,105
21,584	Gran Tierra Energy, Inc. (USD) *	111,589
8,542	Pacific Rubiales Energy Corp. (CAD)	204,101
8,367	Parex Resources, Inc. (CAD) *	41,107
7,272	Petrominerales Ltd. (CAD)	58,880

		681,480

Financial: 24.5%
11,188	BanColombia S.A.	164,111
3,174	BanColombia S.A. (ADR)	189,520
1,378,328	Bolsa de Valores de Colombia	22,592
6,275	Corp Financiera Colombiana S.A.	118,543
10,343	Grupo de Inversiones Suramericana S.A.	174,934

		669,700

Industrial: 10.4%
29,910	Cementos Argos S.A.	129,959
13,175	Inversiones Argos S.A.	145,529
1,731,433	Tableros y Maderas de Caldas S.A. #	9,898

		285,386

Utilities: 10.4%
28,972	Cia Colombiana de Inversiones S.A.	80,085
21,667	Interconexion Electrica S.A. E.S.P.	114,609
66,312	Isagen S.A. E.S.P.	90,269

		284,963

Total Common Stocks
(Cost: $2,294,615)		2,233,477

PREFERRED STOCKS: 18.2%
Financial: 13.5%
7,505	Banco Davivienda S.A.	90,488
231,631	Grupo Aval Acciones y Valores	153,153
6,757	Grupo de Inversiones Suramericana S.A.	125,020

		368,661

Industrial: 4.7%
11,559	Inversiones Argos S.A.	127,165

Total Preferred Stocks
(Cost: $479,770)		495,826

MONEY MARKET FUND: 3.9%
(Cost: $105,465)
105,465	Dreyfus Government Cash Management Fund	105,465

Total Investments Before Collateral for Securities Loaned: 103.9%
(Cost: $2,879,850)		2,834,768

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 7.7%
(Cost: $211,037)
211,037	Bank of New York Overnight Government Fund	211,037

Total Investments: 111.6%
(Cost: $3,090,887)		3,045,805
Liabilities in excess of other assets: (11.6)%		(316,654)

NET ASSETS: 100.0%		$2,729,151

ADR	American Depositary Receipt
CAD	Canadian Dollar
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $206,728.
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $9,898 which represents 0.4% of net assets.

The summary of inputs used to value the Fund’s investments as of September 30, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks
Basic Materials	$72,552	$—	$—	$72,552
Consumer, Cyclical	119,474	—	—	119,474
Consumer, Non-cyclical	119,922	—	—	119,922
Energy	681,480	—	—	681,480
Financial	669,700	—	—	669,700
Industrial	275,488	9,898	—	285,386
Utilities	284,963	—	—	284,963
Preferred Stocks*	495,826	—	—	495,826
Money Market Funds	316,502	—	—	316,502

Total	$3,035,907	$9,898	$—	$3,045,805

* See Schedule of Investments for security type and industry sector breakouts.

See Notes to Schedules of Investments

EGYPT INDEX ETF

SCHEDULE OF INVESTMENTS
September 30, 2012 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.0%
Basic Materials: 14.9%
1,876,116	Cenatamin Plc (GBP) * #	$2,803,822
279,693	Egyptian Financial & Industrial Co. * #	580,465
1,370,342	Ezz Steel #	2,720,978
1,126,778	Sidi Kerir Petrochemcials Co. #	2,489,686

		8,594,951

Communications: 14.8%
1,322,739	Orascom Telecom Holding SAE (GDR) * † Reg S	4,101,814
3,631,670	Orascom Telecom Media And Technology Holding SAE (GDR) † Reg S	1,597,935
1,182,374	Telecom Egypt	2,817,877

		8,517,626

Consumer, Cyclical: 1.6%
1,268,636	Arab Cotton Ginning Co. #	927,856

Consumer, Non-cyclical: 3.7%
2,238,926	Juhayna Food Industries	2,111,588

Diversified: 5.7%
2,469,008	Egyptian Kuwaiti Holding Co. (USD) #	3,295,020

Energy: 7.6%
2,803,250	Circle Oil Plc (GBP) *	956,262
878,206	Maridive & Oil Services SAE (USD) * #	1,038,378
217,907	Transglobe Energy Corp. (CAD) *	2,369,638

		4,364,278

Financial: 40.0%
4,621,624	Amer Group Holding * #	593,357
4,097,932	Citadel Capital Corp. * #	3,055,627
800,073	Commercial International Bank Egypt SAE #	4,591,911
1,409,739	Egyptian Financial Group-Hermes Holding SAE * #	2,751,274
3,329,594	Egyptian for Tourism Resorts Co. * #	730,742
378,792	National Societe Generale Bank SAE	2,679,673
2,946,509	Palm Hills Developments SAE * #	1,447,864
1,765,694	Pioneers Holding * #	1,689,742
385,549	Six of October Development & Investment Co. *	1,481,044
4,439,423	Talaat Moustafa Group * #	4,000,735

		23,021,969

Industrial: 11.7%
547,452	El Sewedy Electric Co. #	2,401,194
92,695	Orascom Construction Industries (GDR) † Reg S	4,314,952

		6,716,146

Total Common Stocks (Cost: $53,207,676)		57,549,434

MONEY MARKET FUNDS: 0.3%
82,738	Blackrock Federal Fund	82,738
82,738	Dreyfus Government Cash Management Fund	82,738

Total Short-term Investments (Cost: $165,476)		165,476

Total Investments Before Collateral for Securities Loaned: 100.3% (Cost: $53,373,152)		57,714,910

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 2.3% (Cost: $1,294,068)
1,294,068	Bank of New York Overnight Government Fund	1,294,068

Total Investments: 102.6% (Cost: $54,667,220)		59,008,978
Liabilities in excess of other assets: (2.6)%		(1,483,768)

NET ASSETS: 100.0%		$57,525,210

CAD	Canadian Dollar
GBP	British Pound
GDR	Global Depositary Receipt
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $1,199,481.
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $35,118,651 which represents 61.0% of net assets.

Reg S

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

The summary of inputs used to value the Fund’s investments as of September 30, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks
Basic Materials	$—	$8,594,951	$—	$8,594,951
Communications	8,517,626	—	—	8,517,626
Consumer, Cyclical	—	927,856	—	927,856
Consumer, Non-cyclical	2,111,588	—	—	2,111,588
Diversified	—	3,295,020	—	3,295,020
Energy	3,325,900	1,038,378	—	4,364,278
Financial	4,160,717	18,861,252	—	23,021,969
Industrial	4,314,952	2,401,194	—	6,716,146
Money Market Funds	1,459,544	—	—	1,459,544

Total	$23,890,327	$35,118,651	$—	$59,008,978

During the period January 1, 2012 through September 30, 2012, transfers of securities from Level 1 to Level 2 were $2,803,822 and transfers from Level 2 to Level 1 were $14,148,259. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

GERMANY SMALL-CAP ETF

SCHEDULE OF INVESTMENTS
September 30, 2012 (unaudited)

Number of Shares		Value

COMMON STOCKS: 95.2%
Basic Materials: 8.7%
1,046	H&R WASAG A.G.	$17,601
2,464	SGL Carbon S.E. #	98,908
10,005	Symrise A.G. #	339,565

		456,074

Communications: 7.9%
3,325	ADVA A.G. Optical Networking * #	21,278
3,760	Drillisch A.G. #	45,695
8,718	Freenet A.G. #	142,606
8,509	QSC A.G. #	23,182
37,391	Sky Deutschland A.G. * #	150,015
1,580	Stroer Out-of-Home Media A.G. * #	16,309
330	XING A.G. #	16,083

		415,168

Consumer, Cyclical: 13.4%
1,900	BayWa A.G. † #	75,061
1,561	Beter Bed Holding NV	30,324
1,969	CTS Eventim A.G. #	58,636
424	Delticom A.G. #	28,364
1,652	Douglas Holding A.G.	75,065
2,654	ElringKlinger A.G. #	70,482
2,043	Gerry Weber International A.G. #	84,624
897	Grammer A.G. #	17,776
1,835	NORMA Group #	49,590
3,999	Praktiker A.G. * #	7,076
278	Rational A.G. #	69,805
3,419	SAF-Holland S.A. * #	20,799
223	Tipp24 S.E. * #	10,314
12,110	TUI A.G. * #	104,562

		702,478

Consumer, Non-cyclical: 12.6%
416	Bertrandt A.G. #	30,790
2,484	Carl Zeiss Meditec A.G. #	63,655
6,196	Evotec A.G. * #	21,787
1,402	GFK S.E.	63,246
2,096	Hamburger Hafen und Logistik AG #	54,499
1,746	Morphosys A.G. * #	53,968
1,121	Sixt A.G. #	21,736
4,868	Stada Arzneimittel A.G. #	141,972
9,107	Wirecard A.G. #	209,816

		661,469

Energy: 0.6%
1,632	CropEnergies A.G. #	10,178
4,813	Nordex S.E. * #	19,606

		29,784

Financial: 19.0%
2,873	Aareal Bank A.G. * #	59,094
6,132	Alstria Office REIT-A.G.	71,875
5,981	CA Immobilien Anlagen A.G. #	65,939
2,342	Comdirect Bank A.G. #	23,397
3,129	Conwert Immobilien Invest S.E. #	35,053
824	Deutsche Beteiligungs A.G. #	20,508
3,380	Deutsche Euroshop A.G. #	126,294
10,970	Deutsche Wohnen A.G. #	193,083
2,235	DIC Asset A.G. #	21,147
3,964	GAGFAH S.A. * #	40,491
4,145	GSW Immobilien A.G. #	154,082
54,643	Hansteen Holdings Plc (GBP) #	69,203
12,701	IVG Immobilien A.G. * #	29,134
8,289	TAG Immobilien A.G. †	88,328

		997,628

Industrial: 25.7%
781	Asian Bamboo A.G. #	6,103
2,943	Aurubis A.G. #	171,990
3,444	Balda A.G. #	22,054
778	Bauer A.G. #	17,123
2,622	Canadian Solar, Inc. (USD) * †	7,315
650	CENTROTEC Sustainable A.G. #	11,549
7,068	Deutz A.G. * #	31,864
997	Duerr A.G. #	66,557
2,412	Gerresheimer A.G. #	126,289
4,201	Gildemeister A.G. #	74,788
18,605	Heidelberger Druckmaschinen A.G. * #	28,427
1,397	Indus Holding A.G. #	34,109
3,147	Jenoptik A.G. #	23,906
8,706	Kloeckner & Co S.E. * #	83,506
1,048	Krones A.G. #	56,203
1,835	KUKA A.G. * #	52,930
2,851	Leoni A.G. #	106,865
775	Pfeiffer Vacuum Technology A.G. #	82,988
3,318	Rheinmetall A.G. #	155,149
2,467	Rofin-Sinar Technologies, Inc. (USD) *	48,674
878	SMA Solar Technology A.G. † #	30,786
6,923	Solarworld A.G. † #	13,627
407	Vossloh A.G. #	37,570
840	VTG A.G. #	13,394
1,898	Wacker Neuson S.E. #	26,857
7,564	Yingli Green Energy Holding Co. Ltd. (ADR) * †	12,859

		1,343,482

Technology: 7.3%
8,005	Aixtron S.E. (ADR) †	105,826
1,136	Bechtle A.G. #	43,895
5,228	Dialog Semiconductor Plc * #	102,074
3,256	Kontron A.G. #	14,522
1,652	Suss Microtec A.G. * #	15,898
2,512	Wincor Nixdorf A.G. #	98,542

		380,757

Total Common Stocks (Cost: $5,512,949)		4,986,840

PREFERRED STOCKS: 1.9%
Consumer, Non-cyclical: 1.0%
521	Draegerwerk A.G. & Co. KGaA #	51,742

Industrial: 0.9%
1,397	Jungheinrich A.G. #	46,426

Total Preferred Stocks (Cost: $106,570)		98,168

REAL ESTATE INVESTMENT TRUST: 0.7% (Cost: $40,150)
3,451	Dundee International Real Estate Investment Trust	38,580

CLOSED-END FUND: 2.1% (Cost: $81,162)
1,082	BB Biotech A.G. * #	109,541

MONEY MARKET FUND: 1.8% (Cost: $95,770)
95,770	Dreyfus Government Cash Management Fund	95,770

Total Investments Before Collateral for Securities Loaned: 101.7% (Cost: $5,836,601)		5,328,899

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 3.8% (Cost: $197,345)
197,345	Bank of New York Overnight Government Fund	197,345

Total Investments: 105.5% (Cost: $6,033,946)		5,526,244
Liabilities in excess of other assets: (5.5)%		(289,348)

NET ASSETS: 100.0%		$5,236,896

ADR	American Depositary Receipt
GBP	British Pound
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $187,024.
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $4,673,436 which represents 89.2% of net assets.

The summary of inputs used to value the Fund’s investments as of September 30, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks
Basic Materials	$17,601	$438,473	$—	$456,074
Communications	—	415,168	—	415,168
Consumer, Cyclical	105,389	597,089	—	702,478
Consumer, Non-cyclical	63,246	598,223	—	661,469
Energy	—	29,784	—	29,784
Financial	160,203	837,425	—	997,628
Industrial	68,848	1,274,634	—	1,343,482
Technology	105,826	274,931	—	380,757
Preferred Stocks*	—	98,168	—	98,168
Real Estate Investment Trust	38,580	—	—	38,580
Closed-End Fund	—	109,541	—	109,541
Money Market Funds	293,115	—	—	293,115

Total	$852,808	$4,673,436	$—	$5,526,244

* See Schedule of Investments for security type and geographic sector breakouts.

During the period January 1, 2012 through September 30, 2012, transfers of securities from Level 1 to Level 2 were $69,203 and transfers from Level 2 to Level 1 were $346,440. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

GULF STATES INDEX ETF

SCHEDULE OF INVESTMENTS
September 30, 2012 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.2%
Bahrain: 2.7%
528,082	Ahli United Bank B.S.C. (USD)	$287,805

Kuwait: 38.8%
110,000	Boubyan Bank K.S.C. *	242,661
75,000	Boubyan Petrochemicals Co. #	146,399
93,813	Burgan Bank	173,573
240,500	Gulf Bank K.S.C. * #	376,400
65,000	Investment Dar Co. K.S.C. * #	—
261,390	Kuwait Finance House #	714,797
97,842	Kuwait Investment Projects Co. K.S.C.C. #	135,617
45,000	Mabanee Co. SAKC #	182,327
335,000	Mobile Telecommunications Co. K.S.C.	893,969
239,491	National Bank of Kuwait S.A.K. #	853,483
185,000	National Industries Group Holding S.A. * #	142,167
120,000	Public Warehousing Co. K.S.C. #	221,541

		4,082,934

Norway: 2.0%
108,917	DNO International ASA * #	208,844

Oman: 3.0%
135,530	Bank Muscat S.A.O.G. #	193,305
54,097	Omani Qatari Telecommunications Co. S.A.O.G. #	70,416
36,468	Renaissance Services S.A.O.G. * #	48,241

		311,962

Qatar: 31.3%
17,966	Barwa Real Estate Co. Q.S.C. #	145,249
11,425	Commercial Bank of Qatar #	233,290
9,543	Doha Bank Q.S.C. #	143,169
67,870	Masraf Al Rayan Q.S.C. #	503,367
4,617	Qatar Electricity & Water Co. Q.S.C. #	167,661
2,400	Qatar Fuel Co. #	187,761
25,579	Qatar Gas Transport Co. Ltd. Nakilat #	110,773
6,989	Qatar International Islamic Bank #	100,287
10,910	Qatar Islamic Bank S.A.Q.	231,621
21,950	Qatar National Bank S.A.Q. #	814,918
5,288	Qatar Navigation #	87,868
15,968	Qatar Telecom (Qtel) Q.S.C. #	462,565
39,032	Vodafone Qatar Q.S.C. * #	96,887

		3,285,416

United Arab Emirates: 22.4%
361,688	Abu Dhabi Commercial Bank #	323,473
422,304	Air Arabia PJSC #	74,838
211,244	Aldar Properties PJSC #	72,028
142,052	Arabtec Holding Co. PJSC #	93,902
597,254	Dana Gas PJSC * #	69,481
35,255	DP World Ltd. (USD) #	395,911
295,488	Dubai Financial Market PJSC * #	77,007
105,227	Dubai Islamic Bank #	56,069
551,676	Emaar Properties PJSC #	519,829
83,106	First Gulf Bank PJSC #	224,179
178,888	National Bank of Abu Dhabi PJSC #	442,441

		2,349,158

Total Common Stocks (Cost: $9,546,428)		10,526,119

Principal Amount

CONVERTIBLE BOND: 0.0% (Cost: $2,185)
Oman: 0.0%
$841	Bank Muscat S.A.O.G. 7.00%, 03/20/14	2,468

Number of Shares

MONEY MARKET FUND: 0.0% (Cost: $697)
697	Dreyfus Government Cash Management Fund	697

Total Investments: 100.2% (Cost: $9,549,310)		10,529,284
Liabilities in excess of other assets: (0.2)%		(21,532)

NET ASSETS: 100.0%		$10,507,752

USD	United States Dollar

*	Non-income producing
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $8,696,490 which represents 82.8% of net assets.

Summary of Investments by Sector (unaudited)	% of Investments	Value

Basic Materials	1.4%	$146,399
Communications	14.5	1,523,837
Consumer, Cyclical	2.8	296,379
Consumer, Non-cyclical	3.8	395,911
Diversified	1.3	135,617
Energy	4.9	514,327
Financial	63.9	6,731,419
Industrial	4.8	506,264
Utilities	2.6	278,434
Money Market Fund	0.0	697

	100.0%	$10,529,284

The summary of inputs used to value the Fund’s investments as of September 30, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks
Bahrain	$287,805	$—	$—	$287,805
Kuwait (a)	1,310,203	2,772,731	—	4,082,934
Norway	—	208,844	—	208,844
Oman	—	311,962	—	311,962
Qatar	231,621	3,053,795	—	3,285,416
United Arab Emirates	—	2,349,158	—	2,349,158
Convertible Bond
Oman	—	2,468	—	2,468
Money Market Fund	697	—	—	697

Total	$1,830,326	$8,698,958	$—	$10,529,284

(a) Includes a Level 3 security that is valued at zero throughout the period ended September 30, 2012.

During the period January 1, 2012 through September 30, 2012, transfers of securities from Level 1 to Level 2 were $1,376,282 and transfers from Level 2 to Level 1 were $647,856. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

INDIA SMALL-CAP INDEX ETF

SCHEDULE OF INVESTMENTS (a)
September 30, 2012 (unaudited)

Number
of Shares		Value

COMMON STOCKS: 100.0%
Basic Materials: 4.7%
239,344	Chambal Fertilizers & Chemicals Ltd. #	$334,571
779,173	Gujarat State Fertilisers & Chemicals Ltd. #	1,178,480
2,122,935	Ispat Industries Ltd. * #	400,703
29,699	Jindal Poly Films Ltd. #	102,194

		2,015,948

Communications: 7.6%
152,669	DEN Networks Ltd. * #	500,302
180,750	Hathway Cable & Datacom Ltd. * #	771,017
144,928	Mahanagar Telephone Nigam * #	88,752
66,980	Makemytrip Ltd. (USD) *	1,140,669
113,706	Rediff.com India Ltd. (ADR) *	430,946
573,144	Sterlite Technologies Ltd. #	339,896

		3,271,582

Consumer, Cyclical: 17.3%
982,065	Alok Industries Ltd. #	233,903
375,482	Amtek Auto Ltd. #	629,775
307,742	Amtek India Ltd.	563,032
89,043	Arvind Ltd. #	134,207
23,756	Bombay Dyeing & Manufacturing Co. Ltd. #	221,365
214,618	Cox & Kings Ltd. #	563,242
59,821	Eros International Media Ltd. * #	183,432
122,279	Gitanjali Gems Ltd. #	804,245
56,273	Jet Airways India Ltd. * #	367,656
713,161	Kingfisher Airlines Ltd. * #	217,956
3,252	MRF Ltd. #	632,789
328,295	Rajesh Exports Ltd. #	750,054
35,301	Raymond Ltd. #	262,607
273,663	S. Kumars Nationwide Ltd. #	100,129
48,858	Shree Ganesh Jewellery House Ltd. #	87,522
371,407	SpiceJet Ltd. * #	260,426
111,347	SRF Ltd. #	472,841
20,704	State Trading Corp. India of Ltd. #	99,861
48,872	Timken India Ltd. #	182,880
5,208	TTK Prestige Ltd. #	367,096
400,733	TVS Motor Co. Ltd. #	321,020

		7,456,038

Consumer, Non-cyclical: 8.6%
323,692	Aurobindo Pharma Ltd. #	865,825
1,005,116	Bajaj Hindusthan Ltd. #	604,232
412,156	Balrampur Chini Mills Ltd. * #	524,476
145,948	Delta Corp Ltd. * #	194,742
16,103	Dredging Corp. of India Ltd. * #	76,953
29,376	McLeod Russel India Ltd. #	179,516
48,620	Orchid Chemicals & Pharmaceuticals Ltd. #	103,105
1,322,273	REI Agro Ltd.	265,733
797,905	Shree Renuka Sugars Ltd. #	544,464
20,255	Strides Arcolab Ltd. #	337,967

		3,697,013

Diversified: 3.7%
26,695	Aban Offshore Ltd. #	221,126
60,646	Century Textile & Industries Ltd. #	412,272
242,351	Prakash Industries Ltd. #	264,325
554,734	Sintex Industries Ltd. #	699,001

		1,596,724

Energy: 1.7%
1,046,462	Gujarat NRE Coke Ltd. #	369,794
100,064	Hindustan Oil Exploration Co. Ltd. * #	220,023
13,895	Reliance Industrial Infrastructure Ltd. #	114,745

		704,562

Financial: 22.3%
226,284	Anant Raj Industries Ltd. #	306,583
186,534	DB Realty Ltd. * #	251,842
359,874	Development Credit Bank Ltd. * #	299,128
170,575	Dewan Housing Finance Corp. Ltd. #	647,330
47,700	Financial Technologies India Ltd. #	880,864
64,595	Future Capital Holdings Ltd. #	192,437
979,959	Housing Development & Infrastructure Ltd. * #	1,799,877
1,753,930	IFCI Ltd. #	1,029,417
550,317	India Infoline Ltd. #	599,992
908,694	Indiabulls Real Estate Ltd. #	991,378
252,687	Karnataka Bank Ltd. #	521,749
483,755	Manappuram Finance Ltd. #	364,546
467,184	Parsvnath Developers Ltd. * #	354,856
222,177	SKS Microfinance Ltd. * #	544,576
520,794	SREI Infrastructure Finance Ltd. #	268,928
193,774	United Bank of India Ltd. #	234,442
303,988	Vijaya Bank Ltd. #	323,391

		9,611,336

Industrial: 19.9%
48,349	A2Z Maintenance and Engineering Services Ltd. #	64,006
39,048	ABG Shipyard Ltd. #	277,550
27,143	BEML Ltd. #	158,306
52,567	BGR Energy Systems Ltd. #	272,904
355,542	Era Infra Engineering Ltd. #	931,110
141,732	Escorts Ltd. #	171,593
170,419	Gateway Distriparks Ltd. #	470,736
41,776	Gravita India Ltd. #	134,707
604,704	Hindustan Construction Co. Ltd. * #	205,105
129,552	India Cements Ltd. #	232,505
694,209	IVRCL Infrastructures & Projects Ltd. #	609,662
143,680	Jai Corp. Ltd. #	171,552
155,106	Madras Cements Ltd. #	564,698
324,641	Nagarjuna Construction Co. Ltd. #	288,565
48,190	Patel Engineering Ltd. #	70,323
55,808	Praj Industries Ltd. #	50,614
1,428,129	Prism Cement Ltd. #	1,522,208
827,630	Punj Lloyd Ltd. #	854,041
2,657,673	Suzlon Energy Ltd. * #	892,256
38,760	Uflex Ltd. #	68,516
86,690	VIP Industries Ltd. #	151,378
209,598	Welspun Corp. Ltd. #	401,529

		8,563,864

Technology: 9.4%
242,640	Educomp Solutions Ltd. #	736,174
647,627	Hexaware Technologies Ltd. #	1,492,598
398,782	NIIT Ltd. #	241,886
131,190	NIIT Technologies Ltd. #	740,418
114,412	Polaris Software Lab Ltd. #	281,328
296,903	Rolta India Ltd. #	408,065
25,223	Zylog Systems Ltd.	135,978

		4,036,447

Utilities: 4.8%
30,328	BF Utilities Ltd. * #	231,560
1,210,959	GVK Power & Infrastructure Ltd. * #	334,858
217,701	Kalpataru Power Transmission Ltd. #	361,646
1,754,022	Lanco Infratech Ltd. * #	498,895
486,308	PTC India Ltd. #	651,784

		2,078,743

Total Common Stocks (Cost: $48,266,178)		43,032,257

MONEY MARKET FUND: 14.6% (Cost: $6,307,109)
6,307,109	Dreyfus Government Cash Management Fund	6,307,109

Total Investments: 114.6% (Cost: $54,573,287)		49,339,366
Liabilities in excess of other assets: (14.6)%		(6,287,267)

NET ASSETS: 100.0%		$43,052,099

ADR	American Depositary Receipt
USD	United States Dollar

*	Non-income producing
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $40,495,899 which represents 94.1% of net assets.

(a)

Represents consolidated Schedule of Investments. The India Small-Cap Index ETF makes its investments through the India Small-Cap Mauritius Fund, a wholly owned subsidiary organized in the Republic of Mauritius.

The summary of inputs used to value the Fund’s investments as of September 30, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks
Basic Materials	$—	$2,015,948	$—	$2,015,948
Communications	1,571,615	1,699,967	—	3,271,582
Consumer, Cyclical	563,032	6,893,006	—	7,456,038
Consumer, Non-cyclical	265,733	3,431,280	—	3,697,013
Diversified	—	1,596,724	—	1,596,724
Energy	—	704,562	—	704,562
Financial	—	9,611,336	—	9,611,336
Industrial	—	8,563,864	—	8,563,864
Technology	135,978	3,900,469	—	4,036,447
Utilities	—	2,078,743	—	2,078,743
Money Market Fund	6,307,109	—	—	6,307,109

Total	$8,843,467	$40,495,899	$—	$49,339,366

During the period January 1, 2012 through September 30, 2012, transfers of securities from Level 2 to 1 were $828,765. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level1) and valuation by a pricing services (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

INDONESIA INDEX ETF

SCHEDULE OF INVESTMENTS
September 30, 2012 (unaudited)

Number
of Shares		Value

COMMON STOCKS: 99.9%
Basic Materials: 2.5%
13,499,000	Aneka Tambang Tbk PT #	$1,897,168
19,317,500	Borneo Lumbung Energi & Metal Tbk PT * #	1,083,861
19,816,500	Delta Dunia Makmur Tbk PT * #	515,003
62,745,000	G-Resources Group Ltd. (HKD) * #	2,697,762
8,438,000	International Nickel Indonesia Tbk PT #	2,585,536
2,081,990	Intrepid Mines Ltd. (AUD) * #	999,213

		9,778,543

Communications: 9.9%
3,295,000	Indosat Tbk PT #	1,853,318
20,867,000	Media Nusantara Citra Tbk PT #	5,652,933
684,748	Telekomunikasi Indonesia Tbk PT (ADR)	26,657,240
6,896,500	XL Axiata Tbk PT #	4,774,367

		38,937,858

Consumer, Cyclical: 11.2%
40,107,000	Astra International Tbk PT #	30,913,003
329,000	Jardine Cycle & Carriage Ltd. (SGD) #	12,847,323

		43,760,326

Consumer, Non-cyclical: 20.9%
1,272,500	Astra Agro Lestari Tbk PT #	2,908,864
29,174,500	Charoen Pokphand Indonesia Tbk PT #	9,176,535
7,130,000	First Pacific Company Ltd. (HKD) #	7,711,210
25,953,000	Golden Agri-Resources Ltd. (SGD) #	13,879,640
1,868,500	Gudang Garam Tbk PT #	9,029,414
17,751,500	Indofood Sukses Makmur Tbk PT #	10,450,376
8,247,000	Jasa Marga Persero Tbk PT #	5,029,722
16,425,000	Kalbe Farma Tbk PT #	8,039,214
11,311,500	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT #	2,879,999
4,628,000	Unilever Indonesia Tbk PT #	12,569,539

		81,674,513

Energy: 10.3%
51,733,000	Adaro Energy Tbk PT #	8,071,323
846,050	Banpu PCL (NVDR) #	10,748,864
262,765	Bumi Plc (GBP) * #	638,253
59,637,000	Bumi Resources Tbk PT #	4,517,617
1,600,000	Indo Tambangraya Megah PT #	7,019,625
5,523,000	Medco Energi Internasional Tbk PT #	982,810
1,744,000	Straits Asia Resources Ltd. (SGD) #	2,639,455
3,261,000	Tambang Batubara Bukit Asam Tbk PT #	5,500,425

		40,118,372

Financial: 28.6%
36,848,000	Bank Central Asia Tbk PT #	30,324,771
12,401,848	Bank Danamon Indonesia Tbk PT #	8,076,273
28,901,151	Bank Mandiri Persero Tbk PT #	24,661,641
30,161,932	Bank Negara Indonesia Persero Tbk PT #	12,318,326
32,366,000	Bank Rakyat Indonesia Tbk PT #	25,085,887
28,298,000	Bumi Serpong Damai PT #	3,324,093
76,518,000	Lippo Karawaci Tbk PT #	7,891,391

		111,682,382

Industrial: 11.9%
7,292,000	Indocement Tunggal Prakarsa Tbk PT #	15,450,267
11,751,500	Semen Gresik Persero Tbk PT #	17,694,549
6,182,969	United Tractors Tbk PT #	13,314,178

		46,458,994

Utilities: 4.6%
42,148,500	Perusahaan Gas Negara Tbk PT #	18,115,636

Total Common Stocks (Cost: $425,264,024)		390,526,624

MONEY MARKET FUND: 0.1% (Cost: $344,092)
344,092	Dreyfus Government Cash Management Fund	344,092

Total Investments: 100.0% (Cost: $425,608,116)		390,870,716
Liabilities in excess of other assets: (0.0)%		(56,854)

NET ASSETS: 100.0%		$390,813,862

ADR	American Depositary Receipt
AUD	Australian Dollar
GBP	British Pound
HKD	Hong Kong Dollar
NVDR	Non-Voting Depository Receipt
SGD	Singapore Dollar

*	Non-income producing
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $363,869,384 which represents 93.1% of net assets.

The summary of inputs used to value the Fund’s investments as of September 30, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks
Basic Materials	$—	$9,778,543	$—	$9,778,543
Communications	26,657,240	12,280,618	—	38,937,858
Consumer, Cyclical	—	43,760,326	—	43,760,326
Consumer, Non-cyclical	—	81,674,513	—	81,674,513
Energy	—	40,118,372	—	40,118,372
Financial	—	111,682,382	—	111,682,382
Industrial	—	46,458,994	—	46,458,994
Utilities	—	18,115,636	—	18,115,636
Money Market Fund	344,092	—	—	344,092

Total	$27,001,332	$363,869,384	$—	$390,870,716

See Notes to Schedules of Investments

INDONESIA SMALL-CAP ETF

SCHEDULE OF INVESTMENTS
September 30, 2012 (unaudited)

Number
of Shares		Value

COMMON STOCKS: 95.6%
Basic Materials: 7.8%
2,422,500	Delta Dunia Makmur Tbk PT (IDR) * #	$62,957
254,494	Intrepid Mines Ltd. (AUD) * #	122,140

		185,097

Consumer, Cyclical: 3.2%
353,500	Energy Earth PCL (NVDR) * #	55,917
299,000	Intraco Penta Tbk PT (IDR) #	19,611

		75,528

Consumer, Non-cyclical: 21.5%
6,442,500	Bakrie Sumatera Plantations Tbk PT (IDR) #	92,957
669,000	BW Plantation Tbk PT (IDR) #	104,696
741,500	Citra Marga Nusaphala Persada Tbk PT (IDR) #	164,218
343,500	Malindo Feedmill Tbk PT (IDR) #	55,118
308,500	Sampoerna Agro PT (IDR) #	93,139

		510,128

Energy: 12.1%
7,196,500	Benakat Petroleum Energy Tbk PT (IDR) * #	137,963
16,035,500	Energi Mega Persada Tbk PT (IDR) * #	149,838

		287,801

Financial: 43.7%
17,209,000	Bakrieland Development Tbk PT (IDR) * #	96,623
1,575,500	Bank Bukopin Tbk PT (IDR) #	104,891
1,327,000	Bank Pembangunan Daerah Jawa Timur Tbk PT (IDR) *	53,385
866,500	Bekasi Fajar Industrial Estate Tbk PT (IDR) * #	63,190
274,000	Gallant Venture Ltd. (SGD) * #	67,665
5,295,000	Kawasan Industri Jababeka Tbk PT (IDR) * #	118,380
199,500	Lippo Cikarang Tbk PT (IDR) * #	78,338
5,958,500	Panin Financial Tbk PT (IDR) * #	79,459
8,472,000	Sentul City Tbk PT (IDR) * #	184,817
1,367,500	Surya Semesta Internusa Tbk PT (IDR) #	187,817

		1,034,565

Industrial: 7.3%
694,000	Pembangunan Perumahan Persero Tbk PT (IDR) #	52,669
1,492,500	Trada Maritime Tbk PT (IDR) * #	119,717

		172,386

Total Common Stocks (Cost: $2,908,981)		2,265,505

REAL ESTATE INVESTMENT TRUST: 4.4% (Cost: $91,257)
285,000	Lippo Malls Indonesia Retail Trust #	105,492

MONEY MARKET FUND: 0.6% (Cost: $14,082)
14,082	Dreyfus Government Cash Management Fund	14,082

Total Investments: 100.6% (Cost: $3,014,320)		2,385,079
Liabilities in excess of other assets: (0.6)%		(14,590)

NET ASSETS: 100.0%		$2,370,489

AUD	Australian Dollar
IDR	Indonesian Rupiah
NVDR	Non-Voting Depositary Receipt
SGD	Singapore Dollar

*	Non-income producing
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $2,317,612 which represents 97.8% of net assets.

The summary of inputs used to value the Fund’s investments as of September 30, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks
Basic Materials	$—	$185,097	$—	$185,097
Consumer, Cyclical	—	75,528	—	75,528
Consumer, Non-cyclical	—	510,128	—	510,128
Energy	—	287,801	—	287,801
Financial	53,385	981,180	—	1,034,565
Industrial	—	172,386	—	172,386
Real Estate Investment Trust	—	105,492	—	105,492
Money Market Fund	14,082	—	—	14,082

Total	$67,467	$2,317,612	$—	$2,385,079

During the period March 20, 2012 through September 30, 2012, transfers of securities from Level 1 to Level 2 were $63,190. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

LATIN AMERICA SMALL-CAP INDEX ETF

SCHEDULE OF INVESTMENTS
September 30, 2012 (unaudited)

Number of Shares		Value

COMMON STOCKS: 92.1%
Argentina: 0.8%
2,859	Banco Macro S.A. (ADR) *	$40,541
4,003	Cresud S.A.C.I.F. y A (ADR)	32,704
2,874	Grupo Financiero Galicia S.A. (ADR) †	16,640
4,807	Pampa Energia S.A. (ADR) *	17,738

		107,623

Australia: 1.2%
110,851	Beadell Resources Ltd. * #	112,519
120,964	Mirabela Nickel Ltd. * #	53,554

		166,073

Bermuda: 0.2%
10,450	GP Investments Ltd. (BDR) (BRL) *	22,372

Brazil: 28.1%
3,300	Abril Educacao S.A.	55,509
11,350	Aliansce Shopping Centers S.A.	123,060
8,545	American Banknote S.A.	159,962
5,300	Arezzo Industria e Comercio S.A.	95,582
4,850	Autometal S.A.	45,456
10,671	B2W Cia Global Do Varejo *	56,059
21,850	Brasil Brokers Participacoes S.A.	76,956
9,400	Brasil Insurance Participacoes e Administracao S.A.	88,331
34,397	Brookfield Incorporacoes S.A.	67,021
10,772	Brookfield Incorporacoes S.A. Rights (BRL 3.60, expiring 10/18/12) *	4,570
21	Contax Participacoes S.A. Rights (BRL 0.00, expiring 10/02/12) * #	—
8,400	Equatorial Energia S.A.	74,169
10,450	Estacio Participacoes S.A.	175,262
11,950	Eternit S.A.	57,768
36,450	Even Construtora e Incorporadora S.A.	140,424
8,500	EZ Tec Empreendimentos e Participacoes S.A.	105,577
12,200	Fleury S.A.	145,937
34,186	Gafisa S.A. (ADR) * †	149,393
20,713	Gol Linhas Aereas Inteligentes S.A. (ADR) * †	118,893
12,450	Grendene S.A.	84,443
32,300	HRT Participacoes em Petroleo S.A. *	70,901
3,000	Iguatemi Empresa de Shopping Centers S.A.	76,670
28,450	Inpar S.A. *	16,841
6,400	International Meal Co. Holdings S.A.	59,983
9,650	Iochpe Maxion S.A.	126,620
14,350	JHSF Participacoes S.A.	53,797
10,100	Julio Simoes Logistica S.A.	54,753
1,584	Kroton Educacional S.A. * #	1,833
14,669	Kroton Educacional S.A. *	251,086
32,300	LLX Logistica S.A. *	45,887
3,760	LPS Brasil Consultoria de Imoveis S.A.	67,679
6,850	Magazine Luiza S.A.	41,358
29,150	Magnesita Refratarios S.A.	107,843
6,400	Mahle-Metal Leve SA Industria e Comercio	79,240
13,850	Mills Estruturas e Servicos de Engenharia S.A.	200,175
6,800	Minerva S.A.	37,702
10,300	OSX Brasil S.A. *	63,154
20,700	Paranapanema S.A. *	26,242
3,900	Positivo Informatica S.A. *	9,792
16,400	QGEP Participacoes S.A.	97,886
41,500	Refinaria de Petroleos de Manguinhos S.A. *	15,763
17,400	Restoque Comercio e Confeccoes de Roupas S.A.	78,535
26,350	Rossi Residencial S.A.	65,379
7,850	SLC Agricola S.A.	84,221
4,150	Sonae Sierra Brasil S.A.	66,122
4,600	T4F Entretenimento S.A.	31,994
5,350	Technos S.A.	57,478
14,850	Tecnisa S.A.	69,223
3,150	Tegma Gestao Logistica S.A.	52,007
5,100	UNICASA Industria de Moveis S.A. *	27,799
150,400	Vanguarda Agro S.A. *	27,450

		3,889,785

Canada: 24.3%
19,728	Alamos Gold, Inc.	383,483
14,619	Argonaut Gold, Inc. *	151,528
74,010	AURCANA Corp. *	89,586
59,409	B2Gold Corp. *	238,095
11,038	Bear Creek Mining Corp. *	41,655
6,156	C&C Energia Ltd. *	40,013
99,634	Canacol Energy Ltd. *	48,646
56,409	Capstone Mining Corp. *	145,742
16,946	Colossus Minerals, Inc. *	96,701
13,942	Continental Gold Ltd. *	124,940
14,346	Endeavour Silver Corp. (USD) *	143,173
13,661	Exeter Resource Corp. (USD) *	22,677
18,411	First Majestic Silver Corp. (USD) *	426,583
20,619	Fortuna Silver Mines, Inc. *	109,272
42,782	Gran Tierra Energy, Inc. (USD) *	221,183
22,418	Great Panther Silver Ltd. (USD) *	51,561
7,702	MAG Silver Corp. * †	94,326
25,713	McEwen Mining, Inc. (USD) *	118,023
16,584	Parex Resources, Inc. *	81,478
25,683	Rio Alto Mining Ltd. *	136,370
12,655	Sandstorm Gold Ltd. *	162,580
26,988	Scorpio Mining Corp. *	31,021
13,291	Silver Standard Resources, Inc. (USD) *	213,055
38,810	Sulliden Gold Corp Ltd. *	46,978
68,693	Torex Gold Resources, Inc. *	148,133

		3,366,802

Chile: 10.6%
25,339	Administradora de Fondos de Pensiones Provida S.A.	155,971
43,228	AFP Habitat S.A.	66,167
86,564	AquaChile S.A. *	59,391
48,279	Besalco S.A.	86,665
420,341	Cia Sud Americana de Vapores S.A. *	42,030
47,707	Cruz Blanca Salud S.A.	52,757
23,826	Empresas Hites S.A.	14,599
375,730	Empresas Iansa S.A.	28,119
56,529	Inversiones Aguas Metropolitanas S.A.	102,337
393,728	Masisa S.A.	39,510
3,978,732	Norte Grande S.A.	39,984
79,451	Parque Arauco S.A.	163,818
128,756	Ripley Corp. S.A.	121,924
55,294	Salfacorp S.A.	131,605
760,857	Sociedad Matriz SAAM S.A. *	81,804
57,688	Sonda S.A.	173,301
50,921	Vina Concha y Toro S.A.	106,374

		1,466,356

Colombia: 0.9%
288,151	Fabricato S.A. *	14,890
14,415	Petrominerales Ltd. (CAD)	116,716

		131,606

Luxembourg: 0.9%
11,895	Adecoagro S.A. (USD) *	119,664

Mexico: 12.2%
100,212	Alsea S.A.B de C.V. * †	155,864
113,250	Axtel S.A.B. de C.V. *	28,155
86,800	Bolsa Mexicana de Valores S.A.B. de C.V. †	179,645
11,200	Cia Minera Autlan S.A.B de C.V.	12,573
216,150	Consorcio ARA S.A.B. de C.V. *	67,674
70,950	Corp GEO S.A.B de C.V. *	87,091
2,419	Desarrolladora Homex S.A.B. de C.V. (ADR) *	32,995
16,085	Empresas ICA S.A.B. de C.V. (ADR) *	124,498
15,000	Gruma, S.A. de C.V. (Class B) *	42,418
119,800	Grupo Aeromexico S.A.B. de C.V. *	185,213
27,750	Grupo Aeroportuario del Centro Norte S.A.B. de C.V. †	62,521
3,171	Grupo Aeroportuario del Pacifico S.A.B. de C.V. (ADR)	137,304
21,950	Grupo Famsa S.A.B. de C.V. *	24,215
9,950	Grupo Simec S.A.B de C.V. *	40,081
21,750	Industrias CH S.A.B. de C.V. *	129,773
475,300	TV Azteca S.A. de C.V.	327,901
71,400	Urbi Desarrollos Urbanos S.A.B. de C.V. *	43,711

		1,681,632

Panama: 0.8%
4,830	Banco Latinoamericano de Comercio Exterior S.A. (USD)	106,695

Peru: 0.7%
104,166	Ferreyros S.A.	94,241

Puerto Rico: 2.9%
6,638	Oriental Financial Group, Inc.	69,832
16,417	Popular, Inc. *	286,148
2,124	Triple-S Management Corp. *	44,392

		400,372

United Kingdom: 1.0%
7,154	APR Energy Plc	96,520
80,369	Patagonia Gold Plc *	38,934

		135,454

United States: 7.5%
1,175	Apco Oil and Gas International, Inc. †	18,906
14,700	BPZ Resources, Inc. * †	42,042
4,329	First Cash Financial Services, Inc. *	199,177
6,172	Fresh Del Monte Produce, Inc.	158,003
7,817	Gold Resource Corp. †	167,675
5,928	Harvest Natural Resources, Inc. *	52,878
19,354	International Minerals Corp. (CHF) *	111,123
13,753	Jaguar Mining, Inc. *	16,504
26,823	NII Holdings, Inc. * †	210,561
3,984	Superior Industries International, Inc.	68,087

		1,044,956

Total Common Stocks (Cost: $13,522,442)		12,733,631

PREFERRED STOCKS: 7.9%
Brazil: 7.2%
17,200	Anhanguera Educacional Participacoes S.A.	285,924
8,243	Banco ABC Brasil S.A.	49,200
7,600	Banco Daycoval S.A.	40,863
10,150	Banco Industrial e Comercial S.A.	35,598
21,387	Banco Panamericano S.A.	53,593
3,800	Centrais Eletricas de Santa Catarina S.A.	64,481
7,200	Cia de Ferro Ligas da Bahia	37,647
3,800	Cia Energetica do Ceara	68,418
5,550	Contax Participacoes S.A.	52,290
278	Kroton Educacional S.A. * #	556
26,800	Marcopolo S.A.	156,656
18,550	Randon Implementos e Participacoes S.A.	107,699
2,850	Saraiva S.A. Livreiros Editores	32,334
2,185	Telecomunicacoes Brasileiras S.A. *	5,702

		990,961

Chile: 0.7%
43,411	Coca-Cola Embonor S.A.	102,069

Total Preferred Stocks (Cost: $1,079,488)		1,093,030

MONEY MARKET FUND: 0.6% (Cost: $84,181)
84,181	Dreyfus Government Cash Management Fund	84,181

Total Investments Before Collateral for Securities Loaned: 100.6% (Cost: $14,686,111)		13,910,842

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 8.1% (Cost: $1,113,598)
1,113,598	Bank of New York Overnight Government Fund	1,113,598

Total Investments: 108.7% (Cost: $15,799,709)		15,024,440
Liabilities in excess of other assets: (8.7)%		(1,200,909)

NET ASSETS: 100.0%		$13,823,531

ADR	American Depositary Receipt
BDR	Brazilian Depositary Receipt
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $1,069,569.
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $168,462 which represents 1.2% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Basic Materials	26.1%	$3,631,844
Communications	4.8	660,712
Consumer, Cyclical	15.8	2,196,931
Consumer, Non-cyclical	16.2	2,253,826
Energy	6.0	833,862
Financial	15.2	2,110,177
Government	0.8	106,695
Industrial	10.3	1,435,650
Technology	1.2	173,301
Utilities	3.0	423,663
Money Market Fund	0.6	84,181

	100.0%	$13,910,842

The summary of inputs used to value the Fund’s investments as of September 30, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks
Argentina	$107,623	$—	$—	$107,623
Australia	—	166,073	—	166,073
Bermuda	22,372	—	—	22,372
Brazil	3,887,952	1,833	—	3,889,785
Canada	3,366,802	—	—	3,366,802
Chile	1,466,356	—	—	1,466,356
Colombia	131,606	—	—	131,606
Luxembourg	119,664	—	—	119,664
Mexico	1,681,632	—	—	1,681,632
Panama	106,695	—	—	106,695
Peru	94,241	—	—	94,241
Puerto Rico	400,372	—	—	400,372
United Kingdom	135,454	—	—	135,454
United States	1,044,956	—	—	1,044,956
Preferred Stocks
Brazil	990,405	556	—	990,961
Chile	102,069	—	—	102,069
Money Market Funds	1,197,779	—	—	1,197,779

Total	$14,855,978	$168,462	$—	$15,024,440

During the period January 1, 2012 through September 30, 2012, transfers of securities from Level 2 to Level 1 were $150,058. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

POLAND ETF

SCHEDULE OF INVESTMENTS
September 30, 2012 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.0%
Basic Materials: 10.7%
48,961	KGHM Polska Miedz S.A. #	$2,335,900
621,728	Synthos S.A. #	1,108,762

		3,444,662

Communications: 10.1%
105,832	Cyfrowy Polsat S.A. * #	484,855
408,289	Netia S.A. * #	783,176
300,114	Telekomunikacja Polska S.A.	1,541,064
197,475	TVN S.A. #	427,413

		3,236,508

Consumer, Non-cyclical: 4.4%
83,520	Jeronimo Martins, SGPS, S.A. (EUR) #	1,395,901

Energy: 20.4%
79,666	Grupa Lotos S.A. * #	782,588
50,207	Jastrzebska Spolka Weglowa S.A. #	1,433,926
23,084	Lubelski Wegiel Bogdanka S.A. #	869,766
141,783	Polski Koncern Naftowy Orlen S.A. * #	2,014,455
1,120,993	Polskie Gornictwo Naftowe I Gazownictwo S.A. * #	1,424,962

		6,525,697

Financial: 38.1%
42,632	Bank Handlowy w Warszawie S.A. #	1,172,136
538,289	Bank Millennium S.A. * #	650,978
42,114	Bank Pekao S.A. #	2,077,700
14,592	BRE Bank S.A. * #	1,440,578
1,403,620	Get Bank S.A. * #	751,465
420,627	Getin Holding S.A. * #	262,764
300,114	Globe Trade Centre S.A. * #	698,246
220,766	PKO Bank Polski S.A. #	2,453,704
22,519	Powszechny Zaklad Ubezpieczen S.A. #	2,533,172
15,790	Warsaw Stock Exchange #	180,238

		12,220,981

Industrial: 0.5%
659,772	Polimex-Mostostal S.A. * #	169,525

Technology: 4.0%
91,110	Asseco Poland S.A. #	1,270,486

Utilities: 11.8%
120,990	Enea S.A. #	617,563
303,140	Polska Grupa Energetyczna S.A. #	1,750,600
921,302	Tauron Polska Energia S.A. #	1,408,273

		3,776,436

Total Common Stocks (Cost: $39,834,587)		32,040,196

MONEY MARKET FUND: 0.0% (Cost: $1,070)
1,070	Dreyfus Government Cash Management Fund	1,070

Total Investments: 100.0% (Cost: $39,835,657)		32,041,266
Other assets less liabilities: 0.0%		7,471

NET ASSETS: 100.0%		$32,048,737

EUR	Euro

*	Non-income producing
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $30,499,132 which represents 95.2% of net assets.

The summary of inputs used to value the Fund’s investments as of September 30, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks
Basic Materials	$—	$3,444,662	$—	$3,444,662
Communications	1,541,064	1,695,444	—	3,236,508
Consumer, Non-cyclical	—	1,395,901	—	1,395,901
Energy	—	6,525,697	—	6,525,697
Financial	—	12,220,981	—	12,220,981
Industrial	—	169,525	—	169,525
Technology	—	1,270,486	—	1,270,486
Utilities	—	3,776,436	—	3,776,436
Money Market Fund	1,070	—	—	1,070

Total	$1,542,134	$30,499,132	$—	$32,041,266

During the period January 1, 2012 through September 30, 2012, transfers of securities from Level 2 to Level 1 were $1,541,064. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

RUSSIA ETF

SCHEDULE OF INVESTMENTS
September 30, 2012 (unaudited)

Number of Shares		Value

COMMON STOCKS: 94.6%
Basic Materials: 20.6%
4,145,191	Evraz Plc #	$16,551,868
7,689,081	JSC MMC Norilsk Nickel (ADR) † #	123,042,281
1,330,043	Magnitogorsk Iron & Steel Works (GDR) * † # Reg S	6,156,534
1,243,145	Mechel OAO (ADR)	8,751,741
992,720	Novolipetsk Steel (GDR) † # Reg S	19,748,885
1,846,338	Petropavlovsk Plc #	12,219,911
2,157,176	Polymetal International #	37,859,973
4,358,898	Polyus Gold International Ltd. *	15,256,481
1,944,564	Severstal OAO (GDR) † # Reg S	24,395,347
18,468,000	United Company RUSAL Plc (HKD) * † #	10,637,785
2,492,896	Uralkali OJSC (GDR) † #	103,460,890

		378,081,696

Communications: 12.9%
646,786	CTC Media, Inc. (USD)	5,892,221
693,241	Mail.ru Group Ltd. (GDR) † # Reg S	23,218,768
4,222,446	Mobile TeleSystems OJSC (ADR)	73,977,254
15,334,401	Rostelecom OJSC (USD)	66,014,474
1,917,866	Sistema JSFC (GDR) † # Reg S	39,157,929
2,338,236	VimpelCom Ltd. (ADR)	27,825,008

		236,085,654

Consumer, Non-cyclical: 7.1%
432,889	Global Ports Investments Plc (GDR) # Reg S	6,217,439
2,591,303	Magnit OAO (GDR) † # Reg S	88,250,522
445,988	O’Key Group S.A. (GDR) † # Reg S	4,272,367
768,572	Pharmstandard (GDR) * † Reg S	10,913,722
960,498	X5 Retail Group N.V. (GDR) * † # Reg S	20,247,719

		129,901,769

Energy: 37.1%
1,042,069	Alliance Oil Co. Ltd. (SDR) * † #	8,257,264
438,214	Eurasia Drilling Co. Ltd. (GDR) † # Reg S	14,482,694
2,412,331	Lukoil (ADR) † #	149,104,307
902,609	Novatek OAO (GDR) # Reg S	107,156,363
14,281,269	OAO Gazprom (ADR) #	143,924,915
1,731,421	Raspadskaya OAO (USD) *	4,694,464
12,950,979	Rosneft Oil Co. (GDR) * † #	87,335,859
8,906,786	Surgutneftegas OJSC (ADR) #	80,720,367
2,008,290	Tatneft (ADR) † #	83,537,668

		679,213,901

Financial: 10.1%
1,878,921	LSR Group (GDR) † # Reg S	8,758,092
10,812,051	Sberbank of Russia (ADR) † #	127,400,959
14,451,877	VTB Bank OJSC (GDR) † # Reg S	48,351,688

		184,510,739

Industrial: 1.4%
789,621	Globaltrans Investment Plc (GDR) † Reg S	16,408,324
597,895	OAO TMK (GDR) * # Reg S	9,112,489

		25,520,813

Utilities: 5.4%
146,824,404	E.ON Russia JSC (USD)	12,884,282
2,934,147,871	Federal Grid Co. Unified Energy System JSC (USD) *	21,897,546
228,171,941	IDGC Holding JSC (USD) *	17,294,977
17,236,180,515	Inter Rao Ues OAO (USD) *	14,840,351
7,410,870	Irkutsk Electronetwork Co. JSC (USD) * # §	130,783
66,181,007	Mosenergo OAO (USD)	2,943,334
10,915,543	RusHydro OAO (ADR) † #	29,128,050

		99,119,323

Total Common Stocks (Cost: $1,973,761,076)		1,732,433,895

PREFERRED STOCKS: 5.3%
Energy: 4.0%
17,238	AK Transneft OAO (USD)	31,499,058
62,338,880	Surgutneftegas OJSC (USD)	41,855,197

		73,354,255

Financial: 1.3%
11,087,476	Sberbank of Russia (USD) †	23,591,798

Total Preferred Stocks (Cost: $106,194,994)		96,946,053

MONEY MARKET FUND: 0.1% (Cost: $490,647)
490,647	Dreyfus Government Cash Management Fund	490,647

Total Investments Before Collateral for Securities Loaned: 100.0% (Cost: $2,080,446,717)		1,829,870,595

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 16.4% (Cost: $300,479,817)
300,479,817	Bank of New York Overnight Government Fund	300,479,817

Total Investments: 116.4% (Cost: $2,380,926,534)		2,130,350,412
Liabilities in excess of other assets: (16.4)%		(299,519,602)

NET ASSETS: 100.0%		$1,830,830,810

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
SDR	Special Drawing Rights
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $260,829,412.
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $1,432,839,716 which represents 78.3% of net assets.

§	Illiquid Security — the aggregate value of illiquid securities is $130,783 which represents 0.0% of net assets.
Reg S

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

The summary of inputs used to value the Fund’s investments as of September 30, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks
Basic Materials	$24,008,222	$354,073,474	$—	$378,081,696
Communications	173,708,957	62,376,697	—	236,085,654
Consumer, Non-cyclical	10,913,722	118,988,047	—	129,901,769
Energy	4,694,464	674,519,437	—	679,213,901
Financial	—	184,510,739	—	184,510,739
Industrial	16,408,324	9,112,489	—	25,520,813
Utilities	69,860,490	29,128,050	130,783	99,119,323
Preferred Stocks*	96,946,053	—	—	96,946,053
Money Market Funds	300,970,464	—	—	300,970,464

Total	$697,510,696	$1,432,708,933	$130,783	$2,130,350,412

* See Schedule of Investments for security type and industry sector breakouts.

During the period January 1, 2012 through September 30, 2012, transfers of securities from Level 1 to Level 2 were $54,411,840 and transfers from Level 2 to Level 1 were $199,521,315. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended September 30, 2012:

Common Stocks

Utilities

Balance as of 12/31/11	$117,735
Realized gain (loss)	—
Change in unrealized appreciation	13,048
Purchases	—
Sales	—
Transfers in and/or out of level 3	—

Balance as of 09/30/2012	$130,783

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2012:

	Fair Value 9/30/12	Valuation Technique	Unobservable input (1)%		Impact to Valuation from an Increase in Input (2)

Common Stocks
Utilities	$130,783	Periodic observable quotes
		Market comparable companies	Discount for lack of market	50%	Decrease

(1) In determining certain of these inputs, management evaluates a variety of factors including economic condition, industry and market developments, market valuations of comparable companies and company specific developments.
(2) This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases or decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

See Notes to Schedules of Investments

RUSSIA SMALL-CAP ETF

SCHEDULE OF INVESTMENTS
September 30, 2012 (unaudited)

Number
of Shares		Value

COMMON STOCKS: 91.4%
Basic Materials: 12.6%
6,744	Acron JSC (USD)	$301,142
218,426	High River Gold Mines Ltd. (CAD) *	315,224
138,655	Highland Gold Mining Ltd. #	258,635
1,236,000	IRC Ltd. (HKD) * #	79,280
90,701	Petropavlovsk Plc #	600,301

		1,554,582

Communications: 4.5%
60,852	CTC Media, Inc. (USD)	554,362

Consumer, Cyclical: 5.1%
450,401	Aeroflot - Russian Airlines OJSC (USD)	628,276

Consumer, Non-cyclical: 15.9%
62,308	Central European Distribution Corp. (USD) *	177,578
160,281	ITE Group Plc #	533,910
41,970	O’Key Group S.A. (GDR) # Reg S	402,054
40,398	Pharmacy Chain 36.6 OAO (USD) *	46,612
55,917	Pharmstandard (GDR) * Reg S	794,021

		1,954,175

Energy: 17.9%
91,287	Alliance Oil Co. Ltd. (SDR) * † #	723,350
95,730	Exillon Energy Plc * #	212,872
142,166	Heritage Oil Ltd. * #	444,440
147,594	Intergra Group (GDR) * Reg S	190,396
162,383	Raspadskaya OAO (USD) *	440,275
110,934	RusPetro Plc * #	191,139

		2,202,472

Financial: 18.5%
81,270	Etalon Group Ltd. (GDR) * Reg S	510,376
170,885	LSR Group (GDR) † # Reg S	796,535
246,200	PIK Group (GDR) * † # Reg S	545,177
286,608	Raven Russia Ltd.	312,631
50,511	Vostok Nafta Investment Ltd. (SDR) #	121,986

		2,286,705

Industrial: 12.3%
45,709	Globaltrans Investment Plc (GDR) Reg S	949,833
35,331	Hydraulic Machines and Systems Group Plc (GDR) † Reg S	169,589
58,747	Novorossiysk Commercial Sea Port (GDR) † # Reg S	398,613

		1,518,035

Utilities: 4.6%
6,200,000	Mosenergo OAO (USD)	275,739
22,826,100	OGK-2 OAO (USD)	288,453

		564,192

Total Common Stocks (Cost: $12,221,822)		11,262,799

PREFERRED STOCK: 8.6% (Cost: $920,105)
Energy: 8.6%
578	AK Transneft OAO (USD)	1,056,181

MONEY MARKET FUND: 1.8% (Cost: $222,949)
222,949	Dreyfus Government Cash Management Fund	222,949

Total Investments Before Collateral for Securities Loaned: 101.8% (Cost: $13,364,876)		12,541,929

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 8.8% (Cost: $1,078,248)
1,078,248	Bank of New York Overnight Government Fund	1,078,248

Total Investments: 110.6% (Cost: $14,443,124)		13,620,177
Liabilities in excess of other assets: (10.6)%		(1,301,957)

NET ASSETS: 100.0%		$12,318,220

CAD	Canadian Dollar
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
SDR	Special Drawing Rights
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $1,022,199.
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $5,308,292 which represents 43.1% of net assets.

Reg S

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

The summary of inputs used to value the Fund’s investments as of September 30, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks
Basic Materials	$616,366	$938,216	$—	$1,554,582
Communications	554,362	—	—	554,362
Consumer, Cyclical	628,276	—	—	628,276
Consumer, Non-cyclical	1,018,211	935,964	—	1,954,175
Energy	630,671	1,571,801	—	2,202,472
Financial	823,007	1,463,698	—	2,286,705
Industrial	1,119,422	398,613	—	1,518,035
Utilities	564,192	—	—	564,192
Preferred Stock*	1,056,181	—	—	1,056,181
Money Market Funds	1,301,197	—	—	1,301,197

Total	$8,311,885	$5,308,292	$—	$13,620,177

* See Schedule of Investments for security type and industry sector breakouts.

During the period January 1, 2012 through September 30, 2012, transfers of securities from Level 2 to Level 1 were $5,523,250. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

VIETNAM ETF

SCHEDULE OF INVESTMENTS
September 30, 2012 (unaudited)

Number
of Shares		Value

COMMON STOCKS: 97.5%
Basic Materials: 5.6%
4	Hoa Sen Group #	$3
8,274,380	PetroVietnam Fertilizer & Chemical JSC #	14,488,730

		14,488,733

Consumer, Cyclical: 5.3%
280,640	Minor International PCL Warrants (THB 11.82, expiring 05/18/13) *	35,376
19,995,050	Minor International PCL (NVDR) #	9,985,367
2,275,316	Parkson Holdings Bhd (MYR) #	3,581,997

		13,602,740

Consumer, Non-cyclical: 6.8%
10,798,700	Charoen Pokphand Foods (NVDR) #	11,736,390
14,078,896	Ocean Group JSC #	5,919,525

		17,655,915

Energy: 17.2%
2,273,262	Oil and Natural Gas Corp. Ltd. (INR) #	12,096,628
20,747,968	Petrovietnam Construction Co. ‡ *	4,371,130
3,633,616	PetroVietnam Drilling & Well Services JSC #	5,848,902
1,883,158	Premier Oil Plc * #	10,932,085
2,071,144	Soco International Plc * #	11,059,563

		44,308,308

Financial: 43.4%
15,437,558	Bank for Foreign Trade of Vietnam JSC	18,183,573
13,225,766	Bao Viet Holdings #	20,545,073
7,300,113	HAGL JSC * #	7,134,943
9,503,000	Kim Long Securities Corp. *	3,640,124
11,114,892	PetroVietnam Finance JSC #	4,143,272
12,028,390	Saigon Thuong Tin Commercial JSB *	11,518,688
60	Saigon-Hanoi Commercial Joint Stock Bank	18
18,118,499	Tan Tao Investment Industry Corp. * #	3,895,373
22,712,682	VietNam Joint Stock Commercial Bank for Industry and Trade *	19,140,206
5,929,955	Vingroup JSC *	23,566,496

		111,767,766

Industrial: 16.9%
6	Development Investment Construction Corp. #	3
10,567,191	Gamuda Bhd (MYR) #	11,867,179
3,649,476	Gemadept Corp. #	2,740,676
5,175,254	Hoa Phat Group JSC *	4,782,495
9,661,970	Kinh Bac City Development Share Holding Corp. *	2,683,238
12,136,600	Petroleum Technical Services Corp. #	8,821,430
3,914,110	Song Da Urban & Industrial Zone Investment & Development JSC *	4,273,005
23,456,597	Viet Nam Construction & Import-Export JSC ‡ * #	8,520,621

		43,688,647

Utilities: 2.3%
14,537,950	Pha Lai Thermal Power JSC * #	5,935,357

Total Common Stocks (Cost: $289,150,069)		251,447,466

CLOSED-END FUND: 2.2% (Cost: $5,624,201)
3,553,971	VinaCapital Vietnam Opportunity Fund * #	5,705,836

Total Investments: 99.7% (Cost: $294,774,270)		257,153,302
Other assets less liabilities: 0.3%		663,757

NET ASSETS: 100.0%		$257,817,059

INR	Indian Rupee
MYR	Malaysian Ringgit
NVDR	Non-Voting Depositary Receipt
THB	Thai Baht
‡	Affiliated issuer – as defined under the Investment Company Act of 1940.

*	Non-income producing
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $164,958,953 which represents 64.0% of net assets.

A summary of the Fund’s transactions in securities of affiliates for the period ended September 30, 2012 is set forth below:

Affiliates	Value 12/31/11	Purchases	Sales Proceeds	Realized Loss	Dividend Income	Value 09/30/12

Petrovietnam Construction Co.	$4,277,329	$5,995,826	$(792,664)	$(3,121,778)	$—	$4,371,130
Viet Nam Construction & Import-Export JSC	6,578,529	7,560,594	(241,211)	(2,790,436)	—	8,520,621

	$10,855,858	$13,556,420	$(1,033,875)	$(5,912,214)	$—	$12,891,751

The summary of inputs used to value the Fund’s investments as of September 30, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks
Basic Materials	$—	$14,488,733	$—	$14,488,733
Consumer, Cyclical	35,376	13,567,364	—	13,602,740
Consumer, Non-cyclical	—	17,655,915	—	17,655,915
Energy	4,371,130	39,937,178	—	44,308,308
Financial	76,049,105	35,718,661	—	111,767,766
Industrial	11,738,738	31,949,909	—	43,688,647
Utilities	—	5,935,357	—	5,935,357
Closed-End Fund	—	5,705,836	—	5,705,836

Total	$92,194,349	$164,958,953	$—	$257,153,302

During the period January 1, 2012 through September 30, 2012, transfers of securities from Level 1 to Level 2 were $3 and transfer from Level 2 to Level 1 were $62,456,694. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

MARKET VECTORS ETF TRUST

NOTES TO SCHEDULES OF INVESTMENTS
September 30, 2012 (unaudited)

Security Valuation—The Funds value their investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Funds’ Board of Trustees, the Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board of Trustees, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Funds may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Short-term obligations with more than sixty days remaining to maturity are valued at market value. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are considered to be Level 1 in the fair value hierarchy. Forward foreign currency contracts are valued at the spot currency rate plus an amount (“points”), which reflects the differences in the interest rates between the U.S. and foreign markets. Securities for which quotations are not available are stated at fair value as determined by a Pricing Committee of Van Eck Associates Corporation (the “Adviser”) appointed by the Board of Trustees. Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented on the Schedules of Investments.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assumes the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs and the levels used to value the Fund’s investments, and transfers between levels are located in the Schedules of Investments. Additionally, a table that reconciles the valuation of the Fund’s Level 3 investments that summarizes the valuation techniques and describes unobservable inputs into those Level 3 investments, if applicable, is located in the Schedules of Investments.

Income Taxes–As of September 30, 2012, for Federal income tax purposes, the identified cost of investments owned, net unrealized appreciation (depreciation), gross unrealized appreciation, and gross unrealized depreciation of investments were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Africa Index ETF	$79,937,292	$11,187,720	$(9,628,230)	$1,559,490
Brazil Small-Cap ETF	581,329,706	98,637,503	(128,390,279)	(29,752,776)
China ETF	7,858,055	—	—	—
Colombia ETF	3,096,000	164,963	(215,158)	(50,195)
Egypt Index ETF	56,982,234	7,952,248	(5,925,504)	2,026,744
Germany Small-Cap ETF	6,041,097	297,882	(812,735)	(514,853)
Gulf States Index ETF	11,210,668	1,831,020	(2,512,404)	(681,384)
India Small-Cap Index ETF	59,933,247	4,584,713	(15,178,594)	(10,593,881)
Indonesia Index ETF	426,264,149	18,626,157	(54,019,590)	(35,393,433)
Indonesia Small-Cap ETF	3,014,320	72,825	(702,066)	(629,241)
Latin America Small-Cap Index ETF	16,233,928	1,751,112	(2,960,600)	(1,209,488)
Poland ETF	40,052,457	527,851	(8,539,042)	(8,011,191)
Russia ETF	2,559,740,234	77,953,051	(507,342,873)	(429,389,822)
Russia Small-Cap ETF	14,458,319	517,519	(1,355,661)	(838,142)
Vietnam ETF	327,236,177	9,332,410	(79,415,285)	(70,082,875)

ITEM 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Market Vectors ETF Trust

By John J. Crimmins, Treasurer & Chief Financial Officer, Market Vectors ETF Trust

Date: November 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Jan F. van Eck, Chief Executive Officer, Market Vectors ETF Trust

Date: November 26, 2012

By John J. Crimmins, Treasurer & Chief Financial Officer, Market Vectors ETF Trust

Date: November 26, 2012